Significant Accounting Policies (Unaudited)	3 Months Ended
Nov. 30, 2011
Notes to Financial Statements
Significant Accounting Policies

NOTE 3 - SIGNIFICANT ACCOUNTING POLICIES

The relevant accounting policies are listed below.

Basis of Accounting

The basis is United States generally accepted accounting principles.

Cash and Cash Equivalents

The Company considers all short-term investments with a maturity of three months or less at the date of purchase to be cash and cash equivalents.

Use of Estimates

In preparing financial statements in conformity with generally accepted accounting principles, management is required to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and revenues and expenses during the reported period. Actual results could differ from those estimates.

Advertising

Advertising costs are expensed when incurred. The Company has not incurred any advertising expenses since inception.

Income Taxes

The provision for income taxes is the total of the current taxes payable and the net of the change in the deferred income taxes. Provision is made for the deferred income taxes where differences exist between the period in which transactions affect current taxable income and the period in which they enter into the determination of net income in the financial statements.

Revenue recognition

The Company recognizes revenue from product sales once all of the following criteria for revenue recognition have been met: pervasive evidence that an agreement exists; the services have been rendered; the fee is fixed and determinable and not subject to refund or adjustment; and collection of the amount due is reasonably assured.

Cost of product sold

The types of costs included in cost of product sold are raw materials, packaging materials, manufacturing costs, plant administrative support and overheads, and freight and warehouse costs.

Inventories

Inventories are stated at the lower of cost (computed in accordance with the first-in, first-out method) or market. During the quarter ended November 30, 2011, the Company paid $2,683 in planting costs. The Company capitalizes these costs in accordance with ASC topic 905-360 and ASC 330 as Inventory – raw material. Elements of cost include materials, labor and overhead and are classified as follows:

	November 30, 2011	August 31, 2011

Raw materials and supplies	$43,158	$38,350
In-process inventories	--	--
Finished goods	--	--

	$43,158	$38,350

Year end

The Company's fiscal year-end is August 31.

Recent Accounting Pronouncements

The Company's management has evaluated all the recently issued accounting pronouncements through the filing date of these financial statements and does not believe that any of these pronouncements will have a material impact on the Company's financial position and results of operations.